ANNUAL
                                  REPORT

                             December 31, 1996


                     WRIGHT MANAGED BLUE CHIP SERIES TRUST




Wright Managed Blue Chip Series Trust is a diversified, open-end management investment company, that is designed to be the funding vehicle for various insurance contracts to be offered by PFL Life Insurance Company and other participating insurance companies. Shares of the Trust will be offered exclusively to the separate accounts of such insurance companies. Four managed investment portfolios of the Trust and their investment objectives are described below:

Wright Near Term Bond Portfolio (WNTBP) seeks high total return, to the extent consistent with reasonable safety, by investing primarily in debt securities directly issued or guaranteed by the U.S. Government. The Portfolio expects to maintain an average weighted portfolio maturity of five years or less.

Wright Total Return Bond Portfolio (WTRBP) seeks high total return, consisting of current income and capital appreciation, by investing primarily in obligations issued, or guaranteed by the U.S. Government and its agencies or instrumentalities and in high-grade corporate debt securities of any maturity.

Wright Selected Blue Chip Portfolio (WSBCP) seeks long-term capital appreciation and, as a secondary objective, reasonable, current income by investing primarily in equity securities of well-established U.S. companies that meet the investment adviser's quality standards.

Wright International Blue Chip Portfolio (WIBCP) seeks long-term capital appreciation by investing primarily in equity securities of well-established, non-U.S. companies that meet the investment adviser's quality standards.



                                TABLE OF CONTENTS


Investment Objectives.....Inside Front Cover

Report to Shareholders.................... 1

Wright Near Term Bond Portfolio
  Portfolio of Investments................ 3
  Financial Statements.................... 4

Wright Total Return Bond Portfolio
  Portfolio of Investments................ 7
  Financial Statements.................... 8

Wright Selected Blue Chip Portfolio
  Portfolio of Investments............... 11
  Financial Statements................... 14

Wright International Blue Chip Portfolio
  Portfolio of Investments............... 17
  Financial Statements................... 19


Notes to Financial Statements............ 22

                      WRIGHT MANAGED BLUE CHIP SERIES TRUST
===============================================================================


                                  January 1997

Dear Shareholders:

     The great bull market in stocks continued in force through the end of 1996 and into the early trading sessions of 1997. The bull market actually dates back at least to October 1990, when the major stock market averages began what was to become an unprecedented six-year run without a 10% correction. The past two years have been especially noteworthy: eight straight positive quarters; the Dow Jones Industrial Average passing the 4000, 5000 and 6000 milestones; in total a 68% advance in the DJIA, the best two-year showing in 40 years. A record $220 billion flowed into stock mutual funds during the year, bringing the 1995-96 total to $350 billion. The Federal Reserve's repeated decision not to raise interest rates during 1996 contributed to 1996's positive investor psychology.
     Except for Japan, the world's major stock markets experienced significant increases in price levels during 1996. Notwithstanding Tokyo's awful performance during 1996 and further weakness early in 1997, investor sentiment may begin to shift toward lagging markets some time this year. In any event, it is clear that global economic fundamentals are beginning to lean a little in the direction of foreign markets. Investors will probably be well served over the course of 1997-98 by a healthy allocation to quality foreign equities.
     The U.S. bond market was weak in the first quarter of 1996, was flat over the middle six months, and improved during the fourth quarter. Bond market values rose sharply in October and November before giving up some of the gains to profit taking in December. For the entire year, bond market performance was disappointing, as fears of inflation and Fed tightening sent interest rates higher. During the fourth quarter, these concerns lessened, and at year end long-term Treasury bond yields were some 50 basis points below last summer's peak levels.
     In economic terms, 1996 was close to the "best of all worlds" and 1997 may look a lot like 1996. Real GDP growth on the order of 2 1/2% is forecast for 1997, the same as has been averaged since the expansion began in 1991; for the sixth straight year, inflation is expected to remain at or under 3% during 1997. At least as far as Wall Street is concerned, this combination of moderate growth and low inflation is as close to the optimal trajectory for the U.S. economy as we have been in more than two decades. Expansions in Europe and Japan may become more convincing in the year ahead, but surplus global capacity will keep inflation pressures under control. If our forecasts of moderate global growth and low inflation hold up, the Federal Reserve may be content to keep interest rates at 1995-96 levels in the year ahead.
     The coming year will probably be challenging for the stock market. The economic backdrop is favorable for stocks, but perhaps not so positive as to sustain the bull market in stocks without some interim profit taking this year. After six years of pretty steady advances, the U.S. stock market may be due for a 10% correction. Longer term, the outlook remains favorable for high-quality stocks. Rising productivity and profitability, low inflation, the possibility of greater fiscal discipline out of Washington and other world capitals, and a population increasingly inclined toward saving and investment constitute a positive environment for equity securities into the 21st century.
     As always, it should be understood that past performance does not guarantee future results and that investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investing internationally entails additional risks, such as currency fluctuations and potential political instability.

                                   Sincerely,



                                   Peter M. Donovan, President

 WRIGHT MANAGED BLUE CHIP SERIES TRUST

 WRIGHT NEAR TERM BOND PORTFOLIO
 Growth of $10,000 invested 2/1/94* through 12/31/96

                                        Annual Total Return
                                     Lst 1 Yr       Since Incept*
 Wright Near Term Bond Portfolio      +2.8%            +3.2%
 Lehman Gov't/Corp Index              +2.9%            +5.4%
 Morningstar Gov't (1-5 Yrs) Funds    +3.2%            +3.8%


The cumulative total return of a U.S. $10,000 investment in the WRIGHT NEAR TERM BOND PORTFOLIO on 2/1/94 would have grown to $10,969 by December 31, 1996.

The following plotting points are used for comparison in the total investment return mountain chart.

Date        Wright Near Term  Lehman Gov't/Corp Morningstar Gov't
             Bond Portfolio      Index          (1-5 Yrs) Funds

01/31/94        $10,000         $10,000             $10,000

12/31/94         $9,623          $9,506              $9,694
12/31/95        $10,673         $11,335             $10,799
12/31/96        $10,969         $11,664             $11,146



WRIGHT MANAGED BLUE CHIP SERIES TRUST

WRIGHT TOTAL RETURN BOND PORTFOLIO
Growth of $10,000 invested 1/1/94* through 12/31/96

                                       Annual Total Return
                                   Last 1 Yr       Since Incept*
Wright Total Return Bond Portfolio   +1.1%             +3.1%
Lehman Gov't/Corp Index              +2.9%             +5.8%
Lipper Fixed Income Funds            +4.7%             +5.3%


The cumulative total return of a U.S. $10,000 investment in the WRIGHT TOTAL RETURN BOND PORTFOLIO on 1/1/94 would have grown to $10,973 by December 31, 1996

The following plotting points are used for comparison in the total investment return mountain chart.

Date       Wright Total Return  Lehman Gov't/Corp  Lipper Fixed
            Bond Portfolio         Index           Income Funds

12/31/93        $10,000            $10,000           $10,000
12/31/94         $9,290             $9,649            $9,672
12/31/95        $10,859            $11,506           $11,144
12/31/96        $10,973            $11,840           $11,667




WRIGHT MANAGED BLUE CHIP SERIES TRUST

WRIGHT SELECTED BLUE CHIP PORTFOLIO
Growth of $10,000 invested 2/1/94* through 12/31/96

                                             Annual Total Return
                                          Lst 1 Yr       Since Incept*
Wright Selected Blue Chip Portfolio          +22.8%         +13.7%
Lipper Growth Funds                          +19.2%         +14.7%
NYSE                                         +21.9%         +17.2%
Wright U.S. Fiduciary Equity Index           +19.1%         +15.1%

The cumulative total return of a U.S. $10,000 investment in the WRIGHT SELECTED BLUE CHIP PORTFOLIO on 2/1/94 would have grown to $14,532 by December 31, 1996.

The following plotting points are used for comparison in the total investment return mountain chart.

Date        Wright Selected  Lipper Equity     NYSE       Wright U.S. Fid
            Blue Chip Port.   Growth Funds     Index       Equity Index


01/31/94        $10,000        $10,000         $10,000        $10,000

12/31/94         $9,374         $9,571          $9,666         $9,815
12/31/95        $11,834        $12,518         $13,037        $12,673
12/31/96        $14,532        $14,925         $15,894        $15,095



WRIGHT MANAGED BLUE CHIP SERIES TRUST

WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
Growth of $10,000 invested 2/1/94* through 12/31/96

                                        Annual Total Return
                                     Lst 1 Yr     Since Incept*
Wright Int'l Blue Chip Portfolio       +17.4%          +6.1%
FT World Ex U.S. Index                  +6.5%          +5.7%
Wright Int'l Fiduciary Equity Index     +5.7%          +3.7%

The cumulative total return of a U.S. $10,000 investment in the WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO on 2/1/94 would have grown to $11,887 by December 31, 1996.

The following plotting points are used for comparison in the total investment return mountain chart.

Date          Wright Int'l    FT World Ex U.S  Wright Int'l
             Blue Chip Port.      Index      Fiduciary Equity
                                                  Index
01/31/94        $10,000          $10,000        $10,000

12/31/94         $9,154           $9,993         $9,955
12/31/95        $10,126          $11,037        $10,515
12/31/96        $11,887          $11,755        $11,118



NOTES: *: For comparison with other averages, the investment results are shown from the first month-end since the Fund's inception. The investment results of Wright Managed Blue Chip Series Trust, Lipper's average of 775 Equity Growth Funds and 1645 Fixed Income Funds and Morningstar's average of 114 Government General Funds with average maturities of one to five years are net of all fees and expenses charged to the Funds. No fees or expenses have been deducted from the other averages. The Total Investment Return is the % return of an initial $10,000 investment made at the beginning of the period to the ending redeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.

                     WRIGHT NEAR TERM BOND PORTFOLIO (WNTBP)
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1996


Face                                     Coupon    Maturity    Market                    Current   Yield To
Amount        Description                 Rate       Date       Price       Value       Yield(1)  Maturity(1)
-----------------------------------------------------------------------------------------------------------------------


$  25,000   U.S. Treasury Note         4.750%    2/15/97   $ 99.891     $ 24,973       4.76%     5.48%
   55,00    U.S. Treasury Note         5.625%    8/31/97    100.031       55,017       5.62%     5.51%
   50,0     U.S. Treasury Note         6.000%    9/30/98    100.250       50,125       5.99%     5.82%
  100,00    U.S. Treasury Note         5.875%    3/31/99     99.906       99,906       5.88%     5.92%
  100,00    U.S. Treasury Note         5.625%    2/28/01     98.016       98,016       5.74%     6.18%
   40,00    Fed. Nat'l Mortgage Assoc. 7.000%    8/11/99    100.562       40,225       6.96%     6.82%
  100,00    Fed. Nat'l Mortgage Assoc. 5.861%    1/01/27    100.531      100,531       5.83%      N/C
   50,00    Fed. Farm Credit Banks     8.650%   10/01/99    106.172       53,086       8.15%     6.09%
   50,00    Fed. Home Loan Banks       7.780%    2/03/00    104.344       52,172       7.46%     6.24%
   40,00    Student Loan Marketing
             Assoc.                    7.500%    3/08/00    103.609       41,444       7.24%     6.24%
                                                                        ----------

Total Investments (identified cost, $612,547) -- 94.3%                  $615,495       6.24%     6.01%
                                                                                      ======    ======


Other Assets, less Liabilities -- 5.7%                                    36,958
                                                                        ----------

Net Assets -- 100.0%                                                    $652,453
                                                                       ==========

Average Maturity -- 2.9 Years(1)


(1) Unaudited.

See notes to financial statements

                         WRIGHT NEAR TERM BOND PORTFOLIO


                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1996
----------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $ 612,547
     Unrealized appreciation............      2,948
                                           ---------

       Total value (Note 1A)............  $ 615,495

   Cash.................................     25,727
   Interest receivable..................     10,879
   Deferred organizational costs (Note 1E)    3,529
   Receivable from Investment Adviser...      4,128
                                           ---------

     Total Assets.......................  $ 659,758
                                           ---------


LIABILITIES:
   Payable for Fund shares reacquired...  $     516
   Trustees fees payable................         63
   Accrued expenses.....................      6,726
                                           ---------

     Total Liabilities..................  $   7,305
                                           ---------

NET ASSETS..............................  $ 652,453
                                           =========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $ 663,980
Accumulated net realized loss on investment
   transactions.........................    (14,475)
Unrealized appreciation of investments..      2,948
                                           ---------

   Net assets applicable to
     outstanding shares ................  $ 652,453
                                           =========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     67,238
                                           =========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............      $9.70
                                           =========



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
-------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Interest...................................  $  21,271
                                                 ---------

Expenses --
   Investment Adviser fee (Note 3)............  $   1,772
   Administrator fee (Note 3) ................        197
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator        2,666
   Custodian fee (Note 1D)....................     18,144
   Amortization of organization expense
     (Note 1E)................................      1,753
   Audit......................................      9,300
   Legal......................................        719
   Printing...................................        745
   Registration costs.........................        813
   Miscellaneous..............................        818
                                                 ---------

       Total expenses.........................  $  36,927
                                                 ---------


Deduct --
   Reduction of Custodian fee (Note 1D).......  $   2,294
   Reduction of Investment Adviser fee (Note 3)     1,772
   Reduction of Administrator fee (Note 3).           197
   Allocation of expense to the
     Investment Adviser (Note 3)..............     29,128
                                                 ---------

       Total deducted.........................  $  33,391
                                                 ---------

       Net expenses...........................  $   3,536
                                                 ---------

         Net investment income................  $  17,735
                                                 ---------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment transactions.   $     560
Change in unrealized appreciation
  of investments..............................     (8,161)
                                                 ---------

   Net realized and unrealized loss...........  $  (7,601)
                                                 ---------

   Net increase in net assets from operations   $  10,134
                                                 =========



See notes to financial statements

                         WRIGHT NEAR TERM BOND PORTFOLIO



                                                                           Year Ended December 31,
                                                                     -----------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                      1996                  1995
-------------------------------------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income........................................     $   17,735         $   16,003
     Net realized gain (loss) on investment transactions..........            560             (9,163)
     Change in unrealized appreciation of investments.............         (8,161)            29,353
                                                                       ----------         ----------

       Increase in net assets from operations.....................     $   10,134         $   36,193

   Distributions to shareholders from net investment income (Note 2)      (17,735)           (16,003)
   Net increase (decrease) from fund share transactions (Note 4)..        333,490           (145,114)
                                                                       ----------         ----------

       Net increase (decrease) in net assets......................     $  325,889         $ (124,924)


NET ASSETS:

   At beginning of year...........................................        326,564            451,488
                                                                       ----------         ----------

   At end of year.................................................     $  652,453         $  326,564
                                                                       ===========        ===========




See notes to financial statements

                         WRIGHT NEAR TERM BOND PORTFOLIO



                                                                                             For the Period from
                                                            Year              Year             January 6, 1994
                                                            Ended             Ended         (start of business) to
FINANCIAL HIGHLIGHTS                                    Dec. 31, 1996     Dec. 31, 1995       December 31, 1994
-------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year...............         $  9.880         $   9.330            $ 10.000
                                                         -----------       -----------        ----------

Income from Investment Operations:
   Net investment income(1)......................         $  0.440         $   0.448            $  0.324
   Net realized and unrealized gain (loss).......           (0.180)            0.550              (0.670)
                                                           -----------       -----------       ----------
     Total income (loss) from investment operations       $  0.260         $    0.998           $ (0.346)
                                                          -----------       -----------        ----------

Less Distributions to Shareholders:
   From net investment income....................         $ (0.440)        $  (0.448)           $ (0.324)
                                                         -----------       -----------         ----------

Net asset value, end of year.....................         $  9.700         $   9.880            $  9.330
                                                         ==========        ==========          ==========

Total Return(3)..................................            2.72%            10.9%                (3.2%)

Ratios/Supplemental Data:
   Net assets, end of year (000 omitted).........             $652             $327                 $451
   Ratio of net expenses to average net assets...            1.48%(4)          1.39%(4)            0.90% (2)
   Ratio of net investment income to average net assets      4.49%             4.61%               3.43% (2)
   Portfolio Turnover Rate.......................              61%               94%                 52%

(1)During each of the periods presented, the Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment loss per share and the ratios would have been as follows:

   Net investment loss  per share................         $ (0.331)        $  (0.438)        $ (0.095)
                                                          ==========       ==========        ==========
   Ratios (As a percentage of average net assets):
     Expenses....................................            9.35%            10.51%            5.34%  (2)
                                                          ==========       ==========        ==========
     Net investment loss.........................           (3.38%)           (4.51%)          (1.01%) (2)
                                                          ==========       ==========        ==========
(2)Annualized.
(3)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be invested  at the net asset value on the payable  date.  The total  investment return  does not  reflect  expenses  that  apply to the  separate  account or related policies. If these charges had been included,  the total return would be reduced.
(4)During  the years  ended  December  31,  1996 and 1995,  custodian  fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without  consideration of such credits,  in accordance with reporting  regulations in effect  beginning in 1995. If these credits  were  considered,  the ratio of expenses to average net assets would have been reduced to 0.89% and 0.90%, respectively.


See notes to financial statements

                   WRIGHT TOTAL RETURN BOND PORTFOLIO (WTRBP)
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1996


Face                                     Coupon    Maturity    Market                    Current Yield To
Amount        Description                 Rate       Date       Price       Value       Yield(1)Maturity(1)
-----------------------------------------------------------------------------------------------------------------------


$  50,000     Federal Farm Credit Bank   5.270%    2/01/99   $ 98.516     $ 49,258       5.35%     6.14%
   50,000     Federal Home Loan Banks    7.780%    2/03/00    104.344       52,172       7.46%     6.24%
   50,000     Tennessee Valley Authority 6.125%    7/15/03     96.906       48,453       6.32%     6.70%
   25,000     Bellsouth Telecommunication7.000%    2/01/05    101.516       25,379       6.90%     6.74%
   50,000     Fed.Nat'l Mortgage Assoc.  7.490%    3/02/05    105.094       52,547       7.13%     6.61%
  135,000     U.S. Treasury Bond         6.500%    8/15/05    100.641      135,865       6.46%     6.41%
   30,000     Duke Power Co.             7.000%    9/01/05     99.526       29,858       7.03%     7.08%
  110,000     U.S. Treasury Bond         5.875%   11/15/05     96.422      106,064       6.09%     6.41%
   20,000     AT&T Corp.                 7.750%    3/01/07    106.028       21,206       7.31%     6.89%
   50,000     U.S. Treasury Bond         7.500%   11/15/16    108.250       54,125       6.93%     6.74%
  175,000     GNMA Pool #442193          7.500%   12/15/26    100.031      175,054       7.50%      N/C
                                                                         ----------


Total Investments (identified cost, $740,896) -- 95.0%                    $749,981       6.73%     6.47%
                                                                                        ======    ======



Other Assets, less Liabilities -- 5.0%                                      39,511
                                                                         ----------


Net Assets -- 100.0%                                                      $789,492
                                                                         ==========


Average Maturity -- 13.4 Years(1)


(1) Unaudited.

See notes to financial statements

                       WRIGHT TOTAL RETURN BOND PORTFOLIO




                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1996
------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $ 740,896
     Unrealized appreciation............      9,085
                                           ---------

       Total value (Note 1A)............  $ 749,981

   Cash.................................     26,054
   Interest receivable..................     13,029
   Deferred organizational costs (Note 1E)    3,404
   Receivable from Investment Adviser...      3,698
                                           ---------

     Total Assets.......................  $ 796,166
                                           ---------


LIABILITIES:
   Payable for Fund shares reacquired...  $     672
   Trustees fees payable................         63
   Accrued expenses.....................      5,939
                                           ---------

     Total Liabilities..................  $   6,674
                                           ---------


NET ASSETS..............................  $ 789,492
                                           =========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $ 795,808
Accumulated net realized loss on investment
   transactions.........................    (15,365)
Unrealized appreciation of investments..      9,085
Distributions in excess of net
 investment income......................        (36)
                                           ---------

   Net assets applicable to outstanding
     shares.............................  $ 789,492
                                           =========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     83,411
                                           =========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............      $9.47
                                           =========



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Interest.............................  $  37,009
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   2,936
   Administrator fee (Note 3) ..........        326
   Amortization of organization expense
     (Note 1E)..........................      1,748
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator  1,490
   Custodian fee (Note 1D)..............     19,819
   Audit services.......................      6,800
   Legal................................        719
   Printing.............................        573
   Registration costs...................        796
   Miscellaneous........................         --
                                           ---------

       Total expenses...................  $  35,207
                                           ---------


Deduct --
   Reduction of Custodian fee (Note 1D).  $   2,375
   Reduction of Investment Adviser fee
    (Note 3)............................      2,936
   Reduction of Administrator fee (Note 3)      326
   Allocation of expense to the
     Investment Adviser (Note 3)........     23,698
                                           ---------

       Total deducted...................  $  29,335
                                           ---------

       Net expenses.....................  $   5,872
                                           ---------

         Net investment income..........  $  31,137
                                           ---------



REALIZED AND UNREALIZED LOSS:

Net realized loss on investment
 transactions...........................  $    (831)
Change in unrealized appreciation of
 investments............................    (17,000)
                                           ---------

   Net realized and unrealized loss.....  $ (17,831)
                                           ---------

   Net increase in net assets from
     operations.........................  $  13,306
                                           =========


See notes to financial statements

                       WRIGHT TOTAL RETURN BOND PORTFOLIO



                                                                           Year Ended December 31,
                                                                     -----------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                      1996                  1995
------------------------------------------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income........................................     $   31,137         $   22,992
     Net realized loss on investment transactions.................           (831)           (13,757)
     Change in unrealized appreciation of investments.............        (17,000)            65,400
                                                                       ----------         ----------

       Increase in net assets from operations.....................     $   13,306         $   74,635
                                                                       ----------         ----------

   Distributions to shareholders --
     From net investment income (Note 2)..........................     $  (31,137)        $  (22,992)
     In excess of net investment income...........................            (36)                --
                                                                       ----------         ----------

       Total distributions........................................     $  (31,173)        $  (22,992)
                                                                       ----------         ----------

   Net increase (decrease) from fund share transactions (Note 4)..     $  269,677         $  (34,344)
                                                                       ----------         ----------

       Net increase in net assets.................................     $  251,810         $   17,299


NET ASSETS:

   At beginning of year...........................................        537,682            520,383
                                                                       ----------         ----------

   At end of year.................................................     $  789,492         $  537,682
                                                                       ==========         ===========

DISTRIBUTIONS IN EXCESS
OF NET INVESTMENT INCOME..........................................     $      (36)        $       --
                                                                       ==========         ===========


See notes to financial statements

                       WRIGHT TOTAL RETURN BOND PORTFOLIO



                                                                                            For the Period from
                                               Year           Year            Year             Dec. 7, 1993
                                               Ended          Ended           Ended         (start of business) to
FINANCIAL HIGHLIGHTS                       Dec. 31, 1996  Dec. 31, 1995   Dec. 31, 1994            Dec. 31, 1993(2)
-----------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year......    $     9.830     $    8.840     $     9.930        $    10.000
                                             ----------      ----------     ----------          ----------

Income from Investment Operations:
   Net investment income(1).............    $     0.447     $    0.469     $     0.398        $     0.019
   Net realized and unrealized gain (loss)
      on investments....................         (0.360)         0.990          (1.090)            (0.070)
                                              ----------      ----------     ----------         ----------
     Total income (loss) from investment
        operations......................    $     0.087     $    1.459     $    (0.692)       $     (0.051)
                                            ------------      ----------      ----------          ----------

Less Distributions to Shareholders:
   From net investment income...........    $    (0.447)    $   (0.469)    $    (0.398)       $     (0.019)
                                            ------------     ----------      ----------          ----------

Net asset value, end of year............    $     9.470     $    9.830     $     8.840        $      9.930
                                            ============     ==========     ==========           ==========

Total Return(3).........................          1.0%          16.9%           (7.1%)              (0.5%)

Ratios/Supplemental Data:
   Net assets, end of year (000 omitted)    $       789     $      538     $       520        $       167
   Ratio of  net expenses to average net assets(1)1.26%(5)        1.26%(5)       0.90%              0.70%(4)
   Ratio of net investment income to average
     net assets(1)......................          4.77%          5.09%           4.49%          2.50%(4)
   Portfolio Turnover Rate..............            51%           186%             23%             0%

(1)During the years ended December 31, 1996, 1995 and 1994, the Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment income (loss) per share and the ratios would have been as follows:

   Net investment income (loss) per share   $  0.060        $  (0.187)     $ (0.143)
                                            ==========      ==========     ==========
   Ratios (As a percentage of average net assets):
     Expenses...........................        5.39%          8.38%           7.00%
                                            ==========      ==========     ==========
     Net investment income (loss).......        0.64%         (2.03%)         (1.61%)
                                            ==========      ==========     ==========

(2)  Calculations based on average shares outstanding methodology.
(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or related policies. If these charges had been included, the total return would be reduced.
(4)  Annualized.
(5)During the years ended December 31, 1996 and 1995, custodian fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets in each period would have been reduced to 0.90%.



See notes to financial statements

                   WRIGHT SELECTED BLUE CHIP PORTFOLIO (WSBCP)
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1996



                                Shares        Value
------------------------------------------------------------------------------

                            Equity Interests -- 92.7%


APPAREL -- 2.0%
VF Corp......................      800  $     54,000
                                         -----------



AUTOMOTIVE -- 4.5%
Eaton Corporation............      900  $     62,775
Echlin Inc...................    1,800        56,925
                                         -----------

                                        $    119,700
                                         -----------



CHEMICALS -- 8.2%
Goodyear Tire & Rubber.......    1,000  $     51,375
Morton International Inc.....    1,300        52,975
PPG Industries, Incorporated.      900        50,513
Rohm & Haas Company..........      800        65,300
                                         -----------

                                        $    220,163
                                         -----------


CONSTRUCTION -- 8.1%
Fleetwood Enterprises, Inc...    1,900  $     52,250
Medusa.......................    1,500        51,562
Toll Brothers................    3,000        58,500
Vulcan Materials Co..........      900        54,788
                                         -----------

                                        $    217,100
                                         -----------


DIVERSIFIED -- 2.0%
Crane Co.....................    1,800  $     52,200
                                         -----------



DRUGS, COSMETICS & HEALTH CARE -- 3.9%
Alberto Culver Company.......    1,500  $     61,875
Bristol-Myers Squibb Co......      400        43,500
                                         -----------

                                        $    105,375
                                         -----------



ELECTRONICS -- 9.2%
Cohu Inc.....................    2,500  $     58,125
Compaq Computer..............      700        51,975
Raytheon Company.............      900        43,313
Seagate Technology, Inc......    1,300        51,350
Sun Microsystems, Inc.*......    1,600        41,100
                                         -----------

                                        $    245,863
                                         -----------



FINANCIAL -- 15.8%
Bancorp Hawaii, Inc..........    1,400  $     58,800
A.G. Edwards, Inc............    1,900        63,887
First Hawaiian, Inc..........    1,900        66,500
First Virginia Banks, Inc....    1,200        57,450
Southern National Corp.......    1,700        61,625
Southtrust Corp..............    1,700        59,288
Star Banc Corp...............      600        55,125
                                         -----------

                                        $    422,675
                                         -----------



MACHINERY & EQUIPMENT -- 6.0%
Briggs & Stratton Corp.......    1,200  $     52,800
Ingersoll Rand Co............    1,200        53,400
Pitney Bowes, Inc............    1,000        54,500
                                         -----------

                                        $    160,700
                                         -----------



METAL PRODUCERS -- 2.1%
Carpenter Technology.........    1,500  $     54,937
                                         -----------




METAL PRODUCTS MANUFACTURERS -- 4.3%
Snap-On Inc..................    1,500  $     53,437
Trinity Industries...........    1,600        60,000
                                         -----------

                                        $    113,437
                                         -----------

PRINTING & PUBLISHING -- 3.9%
Banta Corporation............    1,800  $     41,175
Bowne & Co...................    2,500        61,562
                                         -----------

                                        $    102,737
                                         -----------


RECREATION -- 7.5%
International Dairy Queen*...    2,400  $     48,000
Luby's Cafeterias Inc........      700        13,913
Kingworld Productions Inc....    1,400        51,625
Ryan's Family Steak Houses...    5,700        39,187
Sturm Ruger & Company, Inc...    2,400        46,500
                                         -----------

                                        $    199,225
                                         -----------



RETAILERS -- 2.4%
Family Dollar Stores.........    3,100  $     63,163
                                         -----------



TRANSPORTATION - 3.6%
ASA Holdings, Inc............    1,900  $     41,562
Illinois Central Corp........    1,700        54,400
                                         -----------

                                        $     95,962
                                         -----------



UTILITIES -- 7.5%
DQE Inc......................    1,600  $     46,400
Duke Power Company...........    1,100        50,875
Nipsco Industries............    1,400        55,475
Wisconsin Energy.............    1,800        48,375
                                         -----------

                                        $    201,125
                                         -----------



MISCELLANEOUS -- 1.7%
Marshall Industries*.........    1,500  $     45,938
                                         -----------



TOTAL EQUITY INTERESTS -- 92.7%
(identified cost, $2,107,703)           $  2,474,300


OTHER ASSETS
LESS LIABILITIES -- 7.3%                     194,164
                                         -----------


NET ASSETS -- 100.0%                    $  2,668,464
                                        ============






* Non-income-producing security.



See notes to financial statements

                       WRIGHT SELECTED BLUE CHIP PORTFOLIO




                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1996
---------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $2,107,703
     Unrealized appreciation............    366,597
                                           --------
       Total value (Note 1A)............  $2,474,300

   Cash.................................    195,086
   Dividends receivable.................      4,237
   Deferred organizational costs (Note 1E)    3,534
                                           ---------
     Total Assets.......................  $2,677,157
                                           ---------


LIABILITIES:
   Payable for Fund shares reacquired...  $   2,392
   Trustees fees payable................         63
   Accrued expenses.....................      6,238
                                           ---------
     Total Liabilities..................  $   8,693
                                           ---------

NET ASSETS..............................  $2,668,464
                                          ==========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $1,834,508
Accumulated net realized gain on investment
   transactions.........................    427,875
Undistributed net investment income.....     39,484
Unrealized appreciation of investments..    366,597
                                           ---------

   Net assets applicable to outstanding
     shares............................. $ 2,668,464
                                          ==========


SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................    190,586
                                          ==========

NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $14.00
                                          ==========



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
-------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends............................  $  57,614
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $  16,989
   Administrator fee (Note 3)...........      1,307
   Amortization of organization expense
     (Note 1E)..........................      1,753
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator  1,459
   Custodian fee (Note 1D)..............     18,775
   Audit................................      8,100
   Legal................................        719
   Printing.............................        530
   Registration costs...................        781
   Miscellaneous........................      1,201
                                           ---------

       Total expenses...................  $  51,614
                                           ---------


Deduct --
   Reduction of Custodian fee (Note 1D).  $   5,565
   Reduction of Investment Adviser fee
    (Note 3)............................     16,989
   Reduction of Administrator fee (Note 3)    1,307
                                           ---------
       Total deducted...................  $  23,861
                                           ---------
       Net expenses.....................  $  27,753
                                           ---------
         Net investment income..........  $  29,861
                                           ---------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment
  transactions .........................  $ 427,875
Change in unrealized appreciation of
  investments ..........................     92,485
                                           ---------
   Net realized and unrealized gain.....  $ 520,360
                                           ---------

   Net increase in net assets from
      operations........................  $  550,221
                                          ==========



See notes to financial statements

                       WRIGHT SELECTED BLUE CHIP PORTFOLIO



                                                                           Year Ended December 31,
                                                                     -----------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                      1996                  1995
---------------------------------------------------------------------------------------------------------------------



INCREASE IN NET ASSETS:

   From operations --
     Net investment income........................................     $   29,861         $   16,862
     Net realized gain on investment transactions.................        427,875             79,060
     Change in unrealized appreciation of investments.............         92,485            300,016
                                                                       ----------         ----------
       Increase in net assets from operations.....................     $  550,221         $  395,938

   Distributions to shareholders from net investment income (Note 2)       (2,069)           (13,333)
   Distributions to shareholders from net realized gain on
     investment transactions (Note 2).............................             --            (54,284)
   Undistributed net investment income included in price of shares
     sold and redeemed (Note 1F)..................................          2,519              3,662
   Net increase (decrease) from fund share transactions (exclusive of
     amounts allocated to net investment income) (Note 4).........       (121,037)           454,382
                                                                       ----------         ----------
       Net increase in net assets.................................     $  429,634         $  786,365


NET ASSETS:

   At beginning of year...........................................      2,238,830          1,452,465
                                                                       ----------         ----------

   At end of year.................................................     $2,668,464         $2,238,830
                                                                       ==========         ===========

UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS.........................................     $   39,484         $    9,173
                                                                       ==========         ===========




See notes to financial statements

                       WRIGHT SELECTED BLUE CHIP PORTFOLIO


                                                                                          For the Period from
                                                            Year              Year          January 6, 1994
                                                            Ended             Ended     (start of business) to
FINANCIAL HIGHLIGHTS                                    Dec. 31, 1996     Dec. 31, 1995    December 31, 1994
---------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year...............         $ 11.410         $   9.320         $ 10.000
                                                        -----------       -----------      ----------

Income from Investment Operations:
   Net investment income(1)......................         $  0.170         $   0.100         $  0.092
   Net realized and unrealized gain (loss) on
     investments.................................            2.430             2.345           (0.712)
                                                         -----------       -----------      ----------
     Total income (loss) from investment operations       $  2.600         $   2.445         $ (0.620)
                                                         -----------       -----------      ----------

Less Distributions to Shareholders:
   From net investment income....................         $ (0.010)        $  (0.070)        $ (0.060)
   From net realized gain on investment transactions                              --           (0.285)               --
                                                        -----------       -----------      ----------
     Total distributions.........................         $ (0.010)        $  (0.355)        $ (0.060)
                                                        -----------       -----------      ----------
Net asset value, end of year.....................         $ 14.000         $  11.410         $  9.320
                                                         ==========        ==========      ==========

Total Return(3)..................................           22.8%             26.3%            (6.2%)

Ratios/Supplemental Data:
   Net assets, end of year (000 omitted).........         $  2,668         $  2,239          $  1,452
   Ratio of net expenses to average net assets(1)            1.27%(4)          1.60% (4)        1.15% (2)
   Ratio of net investment income to average net assets(1)   1.14%             0.96%            1.16% (2)
   Portfolio Turnover Rate.......................              68%               64%              74%
   Average commision rate paid (5)...............         $ 0.0784               --               --

(1)During each of the periods presented, the Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss) per share...........         $  0.066         $  (0.017)        $ (0.078)
                                                        ==========        ==========      ==========
Ratios (As a percentage of average net assets):
   Expenses......................................            1.97%             2.72%            3.30% (2)
                                                        ==========        ==========      ==========
   Net investment income (loss)..................            0.44%            (0.16%)          (0.99%)(2)
                                                        ==========        ==========      ==========

(2)  Annualized.
(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or policies.
   If these charges had been included, the total return would be reduced.
(4)During the years ended December 31, 1996 and 1995, custodian fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets would have been reduced to 1.06% and 1.15%, respectively.
(5)Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

See notes to financial statements

                WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP)
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1996


                                Shares        Value
----------------------------------------------------------------------------

                            EQUITY INTERESTS -- 93.4%


AUSTRALIA -- 5.6%
Australian Gas & Light Co....    4,700  $     26,745
Broken Hill Proprietary (ADR)      700        19,775
F.H. Faulding (ADR)..........    1,320        35,688
                                         -----------
                                        $     82,208
                                         -----------


CANADA -- 3.7%
Newbridge Networks Corp......      800  $     22,675
Thomson Corporation..........   14,000        30,898
                                         -----------
                                        $     53,573
                                         -----------



CHILE -- 1.5%
Embotelladora Andina SA......      700  $     21,350
                                         -----------


DENMARK -- 4.4%
Carlsberg AS - B.............      500  $     33,796
Icopal.......................      120        30,539
                                         -----------
                                        $     64,335
                                         -----------


FINLAND-- 2.2%
Orion A/S - B................      850  $     32,722
                                         -----------



FRANCE -- 9.3%
L'Air Liquide SA.............      110  $     17,184
L'Oreal (ADR)................      396        29,768
LVMH Moet-Hennessy
   Louis Vuitton.............      500        28,000
Pernod-Ricard................      500        27,676
Synthelabo...................      300        32,459
                                         -----------
                                        $    135,087
                                         -----------

GERMANY -- 4.3%
Bayerische Motoren Werke A...       50  $     34,872
Douglas Holding AG...........      700        27,527
                                         -----------
                                        $     62,399
                                         -----------


HONG KONG -- 7.8%
Hang Lung Devel. Co. (ADR)...    2,700  $     29,670
Hong Kong Aircraft Engineering   5,600        17,232
Hong Kong & China Gas Co. (ADR) 14,686        28,384
Hong Kong Electric Hold. (ADR)   5,700        18,938
Swire Pacific Limited (ADR)..    2,100        20,023
                                         -----------
                                        $    114,247
                                         -----------



IRELAND -- 2.5%
Greencore PLC................    5,500  $     35,833
                                         -----------


JAPAN -- 8.5%
Chudenko Corp................    1,000  $     28,829
Kurita Water Industries Ltd..    1,100        22,217
Santen Pharmaceutical Co., Ltd   1,100        22,787
Seven Eleven Japan...........      363        21,204
Yurtec Corporation ..........    2,100        28,458
                                         -----------
                                        $    123,495
                                         -----------


MALAYSIA -- 3.7%
Amsteel Corporation Berhad*..   21,600  $     16,079
Genting Berhad (ADR).........    2,000        13,779
Perlis Plantations Berhad (ADR)  7,500        23,312
                                         -----------
                                       $     53,170
                                         -----------

MEXICO -- 3.8%
Cifra SA.....................    9,400  $     11,487
Kimberly Clark de Mexico.....      700        27,175
Telefonos de Mexico..........      500        16,500
                                         -----------
                                        $     55,162
                                         -----------

NETHERLANDS -- 10.1%
Elsevier (ADR)...............    1,200  $     20,288
Getronics N.V................    1,240        33,673
Heineken N.V.................      150        26,559
Koninklijke Ahold (ADR)......      521        32,172
Unilever NV..................      200        35,050
                                         -----------
                                        $    147,742
                                         -----------


SINGAPORE -- 1.6%
Singapore Press Holdings ....    1,200  $     23,674
                                         -----------



SOUTH AFRICA -- 1.4%
South African Breweries Limited    800      $ 20,267
                                         -----------


SPAIN -- 2.4%
Empresa Nacional de Electricidad
   (ADR).....................      500  $     35,000
                                         -----------


SWEDEN -- 4.8%
Astra AB.....................      640  $     30,856
Atlas Copco AB A-Free........    1,600        38,688
                                         -----------
                                        $     69,544
                                         -----------



SWITZERLAND -- 3.8%
Nestles (ADR)................      400  $     21,404
Novartis AG (ADR)............      600        34,251
                                         -----------
                                        $     55,655
                                         -----------


UNITED KINGDOM -- 12.0%
Cable & Wireless (ADR).......    1,030  $     25,364
Christian Salvesen (ADR) ....    1,130        27,701
Halma*.......................    9,866        31,955
Marks & Spencer (ADR)........      700        35,290
Polypipe PLC ................    8,000        31,821
Wolseley ....................    2,854        22,704
                                         -----------
                                        $    174,835
                                         -----------


TOTAL EQUITY INTERESTS -- 93.4%
(identified cost, $1,176,038)           $  1,360,298


OTHER ASSETS
LESS LIABILITIES -- 6.6%                      96,774
                                         -----------



NET ASSETS -- 100.0%                    $  1,457,072
                                         ===========



* Non-income-producing security.

ADR - American Depository Receipt



See notes to financial statements

                WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP)




                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1996
-------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $1,176,038
     Unrealized appreciation...........     184,260
                                           ---------

       Total value (Note 1A)............  $1,360,298

   Cash.................................     98,129
   Foreign cash.........................     25,744
   Dividends receivable.................      2,637
   Deferred organizational costs (Note 1E)    3,529
   Receivable from Investment Adviser...        486
   Receivable for foreign taxes withheld        668
                                           ---------
     Total assets.......................  $1,491,491
                                           ---------


LIABILITIES:
   Payable for investments purchased....  $  25,744
   Payable for Fund shares reacquired...      1,247
   Trustees fees payable................         63
   Accrued expenses.....................      7,365
                                           ---------
     Total liabilities..................  $  34,419
                                           ---------


NET ASSETS..............................  $1,457,072
                                          ==========
NET ASSETS CONSIST OF:

Paid-in capital.........................  $1,190,337
Accumulated net realized gain on investment
   transactions.........................     80,381
Undistributed net investment income.....      2,053
Unrealized appreciation of investments and
   foreign currency.....................    184,301
                                           ---------


   Net assets applicable to outstanding
     shares ............................$ 1,457,072
                                          ==========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................    123,399
                                          ==========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $11.81
                                          ==========



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends............................  $  20,551
   Less: Foreign taxes..................     (2,117)
                                           ---------
     Gross income.......................  $  18,434
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $  10,298
   Administrator fee (Note 3)...........        644
   Amortization of organization expense
     (Note 1E)..........................      1,753
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator  1,490
   Custodian fee (Note 1D)..............     28,341
   Audit................................     10,600
   Legal................................        719
   Printing.............................      1,002
   Registration costs...................        750
   Miscellaneous........................        620
                                           ---------
       Total expenses...................  $  56,217
                                           ---------

Deduct --
   Reduction of Custodian fee (Note 1D).  $   6,009
   Reduction of Investment Adviser fee
     (Note 3)...........................     10,298
   Reduction of Administrator fee (Note 3)      644
   Allocation of expense to the Investment
     Adviser (Note 3)...................     15,486
                                           ---------
       Total deducted...................  $  32,437
                                           ---------

       Net expenses.....................  $  23,780
                                           ---------

         Net investment loss............  $  (5,346)
                                           ---------


REALIZED AND UNREALIZED GAIN:

Net realized gain on investment
   transactions......................... $   89,355
Change in unrealized appreciation of
   investments and foreign currency.....    126,226
                                           ---------

   Net realized and unrealized gain.....  $ 215,581
                                           ---------

   Net increase in net assets from
     operations.........................  $ 210,235
                                          ==========


See notes to financial statements

                    WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO



                                                                           Year Ended December 31,
                                                                     -----------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                      1996                  1995
--------------------------------------------------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income (loss).................................     $   (5,346)        $      755
     Net realized gain (loss) on investments......................         89,355             (3,923)
     Change in unrealized appreciation of investments and
       foreign currency...........................................        126,226            130,826
                                                                       ----------         ----------

       Increase in net assets from operations.....................     $  210,235         $  127,658

   Undistributed net investment loss included in price of shares
     sold and redeemed (Note 1F)..................................           (240)              (344)
   Distributions to shareholders from net investment income (Note 2)           --             (2,477)
   Tax distribution from paid-in capital (Note 2).................             --             (4,280)
   Net increase (decrease) from fund share transactions (exclusive of
     amounts allocated to net investment income) (Note 4).........       (117,794)            15,368
                                                                       ----------         ----------

       Net increase in net assets.................................     $   92,201         $  135,925


NET ASSETS:

   At beginning of year...........................................      1,364,871          1,228,946
                                                                       ----------         ----------

   At end of year.................................................     $1,457,072         $1,364,871
                                                                       ===========        ===========

UNDISTRIBUTED NET INVESTMENT INCOME
 INCLUDED IN NET ASSETS...........................................     $    2,053         $    2,946
                                                                       ===========        ===========




See notes to financial statements

                    WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO


                                                                                          For the Period from
                                                            Year              Year          January 6, 1994
                                                            Ended             Ended     (start of business) to
FINANCIAL HIGHLIGHTS                                    Dec. 31, 1996     Dec. 31, 1995    December 31, 1994
------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year...............         $ 10.060         $   9.140         $ 10.000
                                                       -----------       -----------        ----------

Income from Investment Operations:
   Net investment income (loss)(1)...............         $ (0.043)        $   0.003         $  0.031
   Net realized and unrealized gain (loss) on investments    1.793             0.967           (0.886)
                                                        -----------       -----------      ----------
     Total income (loss) from investment operations       $  1.750         $   0.970         $ (0.855)
                                                        -----------       -----------      ----------

   Less distributions to shareholders:
     From net investment income..................         $ --             $  (0.005)        $ (0.005)
     In excess of net investment income..........           --                (0.013)          --
     Tax distribution from paid-in capital.......           --                (0.032)          --
                                                       -----------        -----------      ----------

     Total disributions declared to shareholders.         $ --             $  (0.050)        $ (0.005)

                                                        -----------       -----------      ----------

Net asset value, end of year.....................         $ 11.810         $  10.060         $  9.140
                                                        ==========        ==========      ==========

Total Return(3)..................................           17.4%             10.6%            (8.1%)

Ratios/Supplemental Data:
   Net assets, end of year (000 omitted).........         $  1,457         $  1,365          $  1,229
   Ratio of net expenses to average net assets(1)            2.31%(4)          2.28% (4)        1.80% (2)
   Ratio of net investment income (loss) to average net
    assets(1)....................................           (0.42)%            0.06%            0.19% (2)
   Portfolio Turnover Rate.......................              44%               31%               0%
   Average commission rate paid (5)..............         $ 0.0773               --                --

(1)During each of the periods presented, the Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment loss per share and the ratios would have been as follows:

Net investment loss  per share...................         $ (0.253)        $  (0.920)        $ (0.434)
                                                        ==========        ==========        ==========
Ratios (As a percentage of average net assets):
   Expenses......................................            4.37%             4.18%            4.65% (2)
                                                        ==========        ==========        ==========
   Net investment loss...........................           (2.47%)           (1.85%)          (2.66%)(2)
                                                        ==========        ==========        ==========
(2)  Annualized.
(3)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be invested  at the net asset value on the payable  date.  The total  investment return  does not  reflect  expenses  that  apply to the  separate  account or related policies. If these charges had been included,  the total return would be reduced.
(4)During  the years  ended  December  31,  1996 and 1995,  custodian  fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without  consideration of such credits,  in accordance with reporting  regulations in effect  beginning in 1995. If these credits were considered,  the ratio of expenses to average net assets in each period would have been reduced to 1.85% and 1.96%,respectively.
(5)Average  commission rate paid is computed by dividing the total dollar amount of  commissions  paid  during the fiscal  year by the total  number of shares purchased and sold during the fiscal year for which commissions were charged.
   For fiscal years  beginning on or after September 1, 1995, a Fund is required to disclose  its average  commission  rate per share for  security  trades on which commissions are charged.

See notes to financial statements

                      WRIGHT MANAGED BLUE CHIP SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright Managed Blue Chip Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of four diversified separate portfolios: Wright Near Term Bond Portfolio (WNTBP), Wright Total Return Bond Portfolio (WTRBP), Wright Selected Blue Chip Portfolio (WSBCP), and Wright International Blue Chip Portfolio (WIBCP) (the "Portfolios"). The shares of the Portfolios are sold only to variable accounts established by PFL Life Insurance Company and other participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Investment Valuations -- Securities, other than fixed-income investments, listed on securities exchanges or in the NASDAQ National Market, are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the last reported bid price. Fixed income investments (other than short-term obligations) including listed investments, and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service.
         Investments for which valuations are not readily available will be appraised at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates value.

     B. Foreign Currency Translation -- Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. At
        December 31, 1996, the Trust, for federal income tax purposes, had a capital loss carryover of $14,459 for WNTBP and $15,365 for WTRBP, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective Portfolio of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

         12/31          WNTBP            WTRBP
         ----------------------------------------------------------------


         2002   $    5,296             $   641
         2003        9,163              13,858
         2004         --                   866

         ----------------------------------------------------------------


     D. Expense Reduction -- The Portfolios have entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

     E. Deferred Organization Expenses -- Costs incurred by the Portfolios in connection with their organization are being amortized on a straight line basis over five years from the date the Portfolio commenced operations.

     F. Equalization -- The WSBCP and WIBCP Portfolios follow the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Portfolio shares, equivalent on a per-share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Portfolio shares.

     G. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     H. Other -- Investment transactions are accounted for on a trade date basis. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolios are informed of the ex-dividend date.

(2)  DISTRIBUTIONS

     Dividends from investment income of WSBCP and WIBCP are expected to be declared annually. Dividends from investment income of WNTBP and WTRBP will be declared daily and paid monthly. However, the Trustees may decide to declare dividends at other intervals. All net realized long- or short-term capital gains of each Portfolio, if any, will be declared and distributed at least annually. All distributions will be distributed in the form of additional full and fractional shares of the Portfolios and not in cash. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting treatments may result in reclassifications among various components of net assets.

     During the year ended December 31, 1996, for WIBC, $4,693 was reclassified to undistributed net investment income,$625 was reclassified to paid in capital, and $5,318 was reclassified from accumulated undistributed net realized gain on investment and foreign currency transactions, due to differences between book and tax accounting.

     The change had no effect on net assets, net realized gain on investment transactions, change in unrealized appreciation on investments and foreign currency and net investment loss.

(3)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service ("Wright") to perform investment management, investment advisory, and other services ("Investment Adviser"). For its services, Wright is compensated based upon a percentage of average monthly net assets which rate is adjusted as average monthly net assets exceed certain levels. The Trust also has engaged Eaton Vance Management ("Eaton Vance" or "Administrator") to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average monthly net assets which rate is reduced as average monthly net assets exceed certain levels. For the year ended December 31, 1996, the effective annual rate for advisory and administration charges for each Portfolio was as follows:

                                 WNTBP        WTRBP        WSBCP         WIBCP
-------------------------------------------------------------------------------

   Investment Advisory          0.45%        0.45%        0.65%         0.80%
   Administration               0.05%        0.05%        0.05%         0.05%

-------------------------------------------------------------------------------

     To enhance the net income of the Portfolios, Wright and Eaton Vance reduced their fees and Wright made an assumption of a portion of each Portfolio's expenses as follows:

                                                           WNTBP        WTRBP        WSBCP         WIBCP
---------------------------------------------------------------------------------------------------------------------

   Reduction of Investment Adviser fees                  $ 1,772      $ 2,936      $16,989       $10,298
   Allocation of expense to the Investment Adviser        29,128       23,698          --         15,486
   Reduction of Administrator fees                           197          326        1,307           644

---------------------------------------------------------------------------------------------------------------------

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Portfolio shares were as follows:

                                                       Year Ended                      Year Ended
                                                    December 31, 1996               December 31, 1995
                                                    -------------------------------------------------
                                                 Shares        Amount            Shares         Amount
-----------------------------------------------------------------------------------------------------------


Wright Near Term Bond Portfolio --
     Sales..................................    58,895       $  573,302          14,521       $  141,743
     Issued to shareholders in payment
       of distributions declared............     1,825           17,735           1,644           16,003
     Redemptions............................   (26,542)        (257,547)        (31,513)        (302,860)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............    34,178       $  333,490         (15,348)      $ (145,114)
                                               =========     ===========        =========     ===========



Wright Total Return Bond Portfolio --
     Sales..................................    54,345       $  510,526          18,926       $  183,254
     Issued to shareholders in payment
       of distributions declared............     3,309           31,173           2,433           22,992
     Redemptions............................   (28,919)        (272,022)        (25,529)        (240,590)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............    28,735       $  269,677          (4,170)      $  (34,344)
                                               =========     ===========        =========     ===========



Wright Selected Blue Chip Portfolio --
     Sales..................................    62,148       $  764,506          74,735       $  808,309
     Issued to shareholders in payment
       of distributions declared............       172            2,069           5,957           67,617
     Redemptions............................   (68,010)        (887,612)        (40,303)        (421,544)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............    (5,690)      $ (121,037)         40,389       $  454,382
                                               =========     ===========        =========     ===========


                                                       Year Ended                      Year Ended
                                                    December 31, 1996               December 31, 1995
                                                    -------------------------------------------------
                                                 Shares        Amount            Shares         Amount
---------------------------------------------------------------------------------------------------------------------

Wright International Blue Chip Portfolio  --
     Sales..................................    45,060       $  493,518          46,535       $  453,824
     Issued to shareholders in payment
       of distributions declared............        --               --             678            6,757
     Redemptions............................   (57,376)        (611,312)        (46,025)        (445,213)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............   (12,316)      $ (117,794)          1,188       $   15,368
                                               =========     ===========        =========     ===========

----------------------------------------------------------------------------------------------------------------------





(5)  INVESTMENT TRANSACTIONS

     Purchases and sales and maturities of investments, other than short-term obligations, for the year ended December 31, 1996, were as follows:

                                       Wright             Wright             Wright              Wright
                                      Near Term        Total Return         Selected          International
                                   Bond Portfolio     Bond Portfolio   Blue Chip Portfolio  Blue Chip Portfolio
-------------------------------------------------------------------------------------------------------------------

Purchases --
   Non-U.S. Gov't Obligations....   $     101,578     $      55,000      $   1,678,194      $     463,692
                                    =============     =============      =============      =============

   U.S. Gov't Obligations........   $     463,202     $     535,259      $         --       $         --
                                    =============     =============      =============      =============

Sales --
   Non-U.S. Gov't Obligations....   $         --      $     289,648      $   1,671,897      $     499,758
                                    =============     =============      =============      =============
   U.S. Gov't Obligations........   $     200,146     $         --       $         --       $         --
                                    =============     =============      =============      =============

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1996, as computed on a federal income tax basis, are as follows:

                                       Wright             Wright             Wright            Wright
                                      Near Term        Total Return         Selected        International
                                   Bond Portfolio     Bond Portfolio   Blue Chip PortfolioBlue Chip Portfolio
----------------------------------------------------------------------------------------------------------------------

Aggregate Cost...................   $    612,563      $    740,896       $  2,107,703       $  1,176,038
                                    =============     =============      =============      =============
Gross unrealized appreciation....   $      4,526      $     12,574       $    408,437       $    249,748
Gross unrealized depreciation....         (1,594)           (3,489)           (41,840)           (65,488)
                                    ------------      ------------       ------------       ------------

   Net unrealized appreciation
     (depreciation)..............   $      2,932      $      9,085       $    366,597       $    184,260
                                    =============     =============      =============      =============

-----------------------------------------------------------------------------------------------------------------------


(7)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     The Wright International Blue Chip Portfolio invests in securities issued by companies whose principal business activities are outside the United States which may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

                          INDEPENDENT AUDITORS' REPORT




To the Trustees and Shareholders of
The Wright Managed Blue Chip Series Trust:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Wright Managed Blue Chip Series Trust (the "Trust") (comprising, respectively, the Wright Near Term Bond Portfolio, Wright Total Return Bond Portfolio, Wright Selected Blue Chip Portfolio and Wright International Blue Chip Portfolio series) as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for each of the years in the four-year period ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the above respective Portfolios constituting The Wright Managed Blue Chip Series Trust as of December 31, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 31, 1997







         ANNUAL REPORT

         Officers and Trustees of the Funds
         Peter M. Donovan, President and Trustee
         H. Day Brigham, Jr., Vice President , Secretary and Trustee
         A. M. Moody III, Vice President and Trustee
         Judith R. Corchard, Vice President
         Winthrop S. Emmet, Trustee
         Lloyd F. Pierce, Trustee
         Raymond Van Houtte, Trustee
         James L. O'Connor, Treasurer
         William J. Austin, Jr., Assistant Treasurer

         Administrator
         Eaton Vance Management
         24 Federal Street
         Boston, Massachusetts 02110

         Investment Adviser
         Wright Investors' Service
         1000 Lafayette Boulevard
         Bridgeport, Connecticut 06604

         Custodian and Transfer Agent
         Investors Bank & Trust Company
         89 South Street
         Boston, Massachusetts 02111

         Independent Auditors
         Deloitte & Touche LLP
         125 Summer Street
         Boston, Massachusetts 02110

         This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus. Shares of the Trust are only available to the separate accounts of insurance companies